Consolidated Statements of Cash Flows (JPY ¥) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	¥ (443,552)	¥ 600,511	¥ 1,370,638
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	442,603	305,991	129,364
Share-based compensation expense	70,796	54,919	44,268
Impairment of property and equipment	34,884
Deferred income taxes (benefit)	(128,950)	152,484	(7,899)
Foreign currency exchange gains	(116,742)	(168,102)	(6,811)
Changes in operating assets and liabilities:
Decrease (increase) in trade accounts receivable	356,561	(89,050)	(59,993)
Decrease (increase) in prepaid expenses	(5,496)	29,480	(54,774)
Decrease (increase) in other current assets	6,705	(82,354)	(41,130)
Increase in rental deposits	(23,377)	(6,482)	(36,440)
Increase (decrease) in trade accounts payable	(114,819)	125,794	41,530
Increase (decrease) in accrued income taxes	(128,688)	(702,162)	493,766
Increase (decrease) in accrued expense and other current liabilities	12,015	(18,827)	136,344
Other-net	35,660	(83,795)	34,686
Net cash provided by (used in) operating activities	(2,400)	118,407	2,043,549
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of investment	(100,000)	(100,820)
Proceeds from sales of investment	100,000
Purchase of available-for-sale securities	(102,441)
Purchase of property and equipment	(175,176)	(514,277)	(242,607)
Payment for capitalized computer software costs	(332,642)	(515,814)	(275,298)
Other-net	(19,921)	(1,792)	(2,319)
Net cash used in investing activities	(630,180)	(1,132,703)	(520,224)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short-term debt		950,000	150,000
Repayment of short-term debt		(1,012,500)	(87,500)
Proceeds from long-term bank borrowings	300,000	350,000	316,667
Repayment of long-term bank borrowings	(209,900)	(187,499)	(141,700)
Proceeds from issuance of common stock and warrants	984,730
Payment of IPO costs	(148,791)	(217,670)	(3,819)
Proceeds from issuance of common stock to noncontrolling shareholders by newly established subsidiary			2,000
Dividends paid	(159,654)	(145,598)	(19,730)
Other-net	(3,470)	(19,712)	(2,708)
Net cash provided by (used in) financing activities	762,915	(282,979)	213,210
EFFECT OF FOREIGN CURRENCY EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	52,967	82,113	(1,443)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	183,302	(1,215,162)	1,735,092
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	1,195,142	2,410,304	675,212
CASH AND CASH EQUIVALENTS, END OF YEAR	1,378,444	1,195,142	2,410,304
ADDITIONAL CASH FLOW INFORMATION:
Interest paid, net of amounts capitalized	13,098	23,474	7,971
Income taxes paid-net of refunds	170,976	1,002,513	544,560
NONCASH INVESTING AND FINANCING ACTIVITIES:
Acquisition of assets under capital lease arrangements		14,553
Conversion of convertible notes to common stock		105,357	104,363
Outstanding payments for acquisition of property and equipment, and capitalized computer software costs included in trade accounts payable	78,930	137,634	154,900
Asset retirement obligation	14,220		7,309
Outstanding payment for deferred IPO costs		¥ 51,999	¥ 79,820